UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: :  March 31, 2008

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Khronos LLC
Address:       2 Grand Central Tower
               140 East 45th Street
               New York, NY 10017

Form 13F File Number: 028-12093

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Rafael Mayer
Title:         Managing Member of Zen Group, LLC, the
               managing member of Khronos LLC
Phone:        (212) 763-8800

Signature, Place, and Date of Signing:

/s/ Rafael Mayer              New York, NY                    04/18/08
------------------            ------------------              -----------------
   [Signature]                  [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                               TITLE                   VALUE      SHARES     SH/ PUT/   INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS  CUSIP        (x1000)     PRN  AMT   PRN CALL   DSCRETN   MANAGERS  SOLE       SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
BORDERS GROUP INC              COM        099709107     13,501    2,300,000  SH        DEFINED       01    2,300,000
BLUELINX HLDGS INC             COM        09624H109      4,258      836,603  SH        DEFINED       01      836,603
BURLINGTON NORTHERN SANTA FE   COM        12189T104     13,517      146,575  SH        DEFINED       01      146,575
CANADIAN NATURAL RESOURCES     COM        136385101     68,260    1,000,000  SH        DEFINED       01    1,000,000
CSX CORP                       COM        126408103     23,440      418,048  SH        DEFINED       01      418,048
GREENLIGHT CAPITAL RE LTD      CLASS A    G4095J109     41,850    2,250,000  SH        DEFINED       01    2,250,000
NORFOLK SOUTHERN CORP          COM        655844108     12,907      237,617  SH        DEFINED       01      237,617
TARGET CORP                    COM        87612E106     25,340      500,000  SH        DEFINED       01      500,000
UNION PACIFIC CORP             COM        907818108     14,458      115,313  SH        DEFINED       01      115,313
UAL CORP                       COM        902549807     32,295    1,500,000  SH        DEFINED       01    1,500,000

10                                                                249,826








                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         10
Form 13F Information Table Value Total:         $249,826
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       028 -12092                      Zen Group, LLC